Schedule of Components of Net Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Net operating loss carry-forward	$ 1,061,300	$ 572,355
Section 174 Qualified Research Expenditures	388,230
Stock compensation	330,633
ROU liability	91,333
Other	6,120
Deferred tax assets Gross	1,877,616	572,355
Less: valuation allowance	(1,784,880)	(572,355)
Total deferred tax asset	92,736
ROU asset	(92,736)
Total net deferred tax asset